SHARE-BASED PAYMENTS	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SHARE-BASED PAYMENTS

24 SHARE-BASED PAYMENTS

DSL’s Share Option Award Scheme (the “DSL Scheme”)

The board of directors of DSL (the “DSL Board”) approved and adopted the DSL Scheme which outlines the grant of share option award (the “DSL Award”) to selected employees and/or consultants of the DSL Group (the “DSL Participant”) to subscribe ordinary shares of DSL (the “DSL Share”). The DSL Board may determine the DSL Participant and grant DSL Shares under the DSL Scheme not exceeding 15% of issued shares in the Company on a fully diluted basis. Purpose of the DSL Scheme is to attract and retain the best available talent for the DSL Group to benefit its business operations.

DSL may grant the DSL Participant an DSL Award consisting in the right to acquire or receive a certain number, or a percentage, of DSL Shares (the “DSL Ownership Stake”) determined in the DSL Scheme (each event being an “DSL Award Grant”). The DSL Award Grant shall vest after thirty-six (36) calendar months of continuous employment with, or service to, DSL or of any of its affiliates (the “DSL Vesting Date”). Unless exercised, the Award will lapse and expire after six (6) calendar months from the Vesting Date (“DSL Long Stop Date”).

The number of DSL Shares the DSL Participant is entitled to under an DSL Award Grant shall be determined at the DSL Vesting Date. The vesting of the DSL Award Grant shall confer to the DSL Participant the same shareholding percentage in DSL as the DSL Ownership Stake. Unless determined at the time of the DSL Award Grant, such shareholding shall be calculated based on the total number of DSL Shares issued at the DSL Vesting Date.

Prior to the DSL Long Stop Date, should DSL give notice of: 1) merger or acquisition or similar event involving change of control of DSL; or 2) listing of its shares on a recognized and regulated stock exchange, all DSL Awards, whether vested or unvested, shall be: 1) (i) automatically exchanged for equivalent options over or in relation to shares in the acquirer entity or listed company; or (ii) cancelled in exchange for, and automatically converted to, shares in the acquiring entity or listed company in equivalent value as the value under the DSL Award Grant, which will be locked-up for a period of 15 months from the date of change of control or listing, respectively, (the “DSL Lock-up Period”) and will be released in three (3) equal instalments over a period of six (6) months following the expiration of such DSL Lock-up Period.

The DSL Award Grant shall be forfeited and cancelled if before the DSL Vesting Date: (a) the DSL Participant hands in a notice of resignation; (b) the DSL Participant gives notice of termination of service; or (c) the DSL Participant’s employment or service with DSL is terminated for any reason, unless otherwise determined by the DSL Board in its sole and absolute discretion.

Share Option Awards under Diginex Limited 2024 Omnibus Incentive Plan (the “Scheme”)

On 28 July 2024, the board of directors of the Company (the “Board”) approved and adopted the Diginex Limited 2024 Omnibus Incentive Plan (the “Scheme”), which replaced the DSL Scheme, which outlines the grant of share option award (the “Award”) to selected employees and/or consultants of the Group (the “Participant”) to subscribe ordinary shares of the Company (the “Share”). The Board may determine the Participant and grant Shares under the Scheme not exceeding 5,400,000 ordinary shares (post-Share Consolidation). Purpose of the Scheme is to attract and retain the best available talent for the Company to benefit its business operations.

The Company may grant the Participant an Award consisting in the right to acquire or receive a certain number, or a percentage, of Shares (the “Ownership Stake”) determined in the Scheme (each event being an “Award Grant”). The exercise price of Shares purchasable under an Award shall be determined at the time of grant, provided that the exercise price per Share for the Shares to be issued pursuant to the exercise of an Award shall be no less than the par value of such Share.

Awards vest and become exercisable in accordance with the terms and conditions specified in the applicable Award Agreement, which may include the achievement of pre-established performance goals, if applicable. For Awards granted prior to the Company’s listing on the NASDAQ Capital Market or any other stock exchange, vesting occurs on (i) the date(s) specified in the Award Agreement, (ii) after 36 months of continuous employment or service with the Company or its affiliates, or (iii) an earlier date if determined at the discretion of the Board to accelerate the vesting schedule.

Upon termination of employment or service, the treatment of stock options depends on the circumstances of the termination. If the termination occurs for reasons other than cause, retirement, disability, or death, vested options remain exercisable for 90 days following the termination date. This period is extended to one year if the participant passes away during the 90-day period. Unvested options, however, are forfeited immediately upon termination. In all cases, options cannot be exercised beyond their original expiration date. For terminations due to retirement, disability, or death, vested options remain exercisable for one year from the termination date, subject to their original expiration date. Unvested options are forfeited immediately upon termination. If the termination is for cause, all options, whether vested or unvested, are forfeited immediately.

During the year ended March 31, 2026, the Group recognized equity-settled share-based payments expenses of $2,098,177 (2025: $859,685; 2024: $1,352,835) in relation to share options granted by the Company.

Details of the Awards granted during the years ended March 31, 2024, 2025 and 2026:

					Fair value per option at grant date
Grant dates		Number of /% of share option award to vest	Vesting periods		Pre- Stock Bonus or Post-Share Consolidation	Post-Stock Bonus
			From	To	USD	USD
1-May-2023	*	1.00%	1-May-2023	30-Apr-2026	4.321	0.540
8-Aug-2023	*	2.40%	8-Aug-2023	8-Aug-2023	3.460	0.433
1-Sep-2023	*	0.20%	1-Sep-2023	30-Apr-2026	3.251	0.406
31-Jul-2024		65,426	31-Jul-2024	27-Aug-2026	2.098	0.262
31-Jul-2024		303,400	31-Jul-2024	31-Jul-2027	2.098	0.262
21-Aug-2024	**	0.50%	21-Aug-2024	30-Apr-2026	2.098	0.262
1-Sep-2025		20,000	1-Sep-2025	18-May-2026/2027/2028	60.50	7.563

*	Fair values of the DSL Awards as of May 1, 2023, August 8, 2023 and September 1, 2023 are determined using the interpolation method between the fair values determined on March 31, 2023 and September 30, 2023.

**	Fair value of the Awards as of August 21, 2024 is with reference to the fair values determined on July 31, 2024.

Number of shares options. Re-capitalization takes into account the impact of the share exchange between the Company and DSL at a ratio of 410:1 and the subsequent share subdivision on the Company at a ratio of 2:1:

	Number of share options
At April 1, 2023, based on number of DSL’s shares-in-issue		1,545
Additions		389
Exercised (note a)		(44)
Forfeited		-
Expired		-
At March 31, 2024, based on number of DSL’s shares-in-issue		1,890
At March 31, 2024 recapitalized		1,549,800
- weighted average exercise price of share options outstanding at the beginning and end of the year, and those granted, exercised, forfeited, or expired during the year	$	Nil
- number of share options exercisable at the end of the year		1,380,060

At April 1, 2024, based on number of DSL’s shares-in-issue		1,890
Additions		69
Exercised (note b)		(44)
Pre-recapitalized balance		1,915
Post-recapitalized balance		1,570,219
Additions		566,119
Exercised (note c)		(1,003,680)
Forfeited		-
Expired		(352,600)
At March 31, 2025		780,058
- weighted average exercise price of share options outstanding at the beginning and end of the year, and those granted, exercised, forfeited, or expired during the year		$0.00005
- number of share options exercisable at the end of the year		17,345

At April 1, 2025		780,058
Additions		83,143
Pre-bonus split balance		863,201
Additions from bonus split		6,042,407
Post-recapitalized balance		6,905,608
Additions		528,586
Exercised (note d)		(3,286,168)
Forfeited		-
Expired		-
At March 31, 2026		4,148,026
At March 31, 2026 (Post-Share Consolidation)		518,503
- weighted average exercise price of share options outstanding at the beginning and end of the year, and those granted, exercised, forfeited, or expired during the year		$0.00005
- number of share options exercisable at the end of the year		-

(a)	The weighted average share price at the exercise date is $2.998 (recapitalized).

(b)	The weighted average share price at the exercise date is $2.746 (recapitalized).

(c)	The weighted average share price at the exercise date is $2.098.

(d)	The weighted average share price at the exercise date is $0.67 (post-share consolidation of $5.39).

(e)	The weighted average remaining contractual life of the outstanding share options is 1.12 years as of March 31, 2026 (2025: 2.57 years; 2024: 0.63 years) and the exercise price of the outstanding share options is $0.00005.

(f)	For the year ended March 31, 2026, the weighted average fair value of option granted was $60.5 (2025: $2.098; 2024: $3.685) (post-Share Consolidation).

The fair value of the Awards granted is estimated at the grant date using the discounted cash flow (“DCF”) and equity allocation model (“EAM”), or Binomial Model (“BM”). The following table lists the inputs to those models at respective grant date:

Dates of fair value	Mar 31, 2023	Sep 30, 2023	Jul 31, 2024	Sep 1, 2025	Sep 1, 2025	Sep 1, 2025
Valuation approach	DCF & EAM*	DCF & EAM*	DCF & EAM*	BM	BM	BM
Discount rate	17%	18%	16%	N/A	N/A	N/A
Terminal growth rate	3%	3%	3%	N/A	N/A	N/A
Lack of marketability discount	15%	10%	3%	N/A	N/A	N/A
Lack of control discount	20%	20%	20%	N/A	N/A	N/A
Expected Volatility**	46.62%	42.41%	38.16%	36.49%	35.49%	41.26%
Dividend yield	N/A	N/A	N/A	0.00%	0.00%	0.00%
Spot price	N/A	N/A	N/A	$60.5	$60.5	$60.5
Exercise price	N/A	N/A	$0.00005	$0.00005	$0.00005	$0.00005
Early-exerise multiple	N/A	N/A	N/A	2.80	2.80	2.80
Risk Free Rate	N/A	N/A	N/A	3.66%	3.58%	3.62%
Option life (year)	N/A	N/A	N/A	1.72	2.72	3.72

*	The equity value at 100% basis is determined using DCF method based on the estimates of cash flows as of the grant date discounted using an appropriate discount rate, having considered relevant risk factors. Volatility is determined based on the average annualized standard deviation of the historical stock prices of listed comparable companies.
**	The expected volatility is calculated based on the implied volatility of the comparable companies of the Company with time to maturity close to the share option as of the valuation date.

Share Units

During the year ended March 31, 2026, the Company granted Performance Share Units (“PSUs”) and Restricted Share Units (“RSUs”) to eligible directors and employees pursuant to its Scheme. The underlying instruments are ordinary shares with a par value of $0.00005 each pre-Share Consolidation or $0.0004 each post-Share Consolidation. Both type of share units are classified as equity-settled share-based payments with an exercise price of $Nil. The grant date for these units was determined as November 7, 2025, upon execution of the grant letters to the grantees.

Performance share units

PSUs granted under the Scheme tied to both a continuous service condition and a market-based performance condition measured over a three-year timeline ending March 31, 2028. Vesting is determined by comparing the performance of the Company’s share price against the movement of the S&P Software & Services Industry Index (the “Index”) relative to an opening baseline index value established on October 1, 2025. Under the defined vesting scale, participants will receive a 200% allocation if the Company’s share price performance exceeds the Index by more than 20%, a 100% target allocation if the Company’s share price performance tracks within a range of 20% above or below the Index, and a 50% allocation if the share price trails the Index by more than 20% up to 40%. If the share price trails the Index by more than 40%, the allocation drops to 0% and the units are immediately forfeited.

Taken into account of the market-based performance condition, the fair value of PSUs is estimated at the grant date using the Monte Carol Simulation pricing model, with the following inputs adopted to the model:

Dates of fair value	Nov 7, 2025
Spot price	$17.11
Dividend yield	0%
Expected Volatility	35.88%
Risk Free Rate	3.58%
Fair Value Per Unit	$25.35

Number of unvested PSUs:

PSUs
At April 1, 2023, March 31, 2025 and April 1, 2025	-
Awarded	98,101
At March 31, 2026	98,101
At March 31, 2026 – post-Share Consolidation	12,263
- Number of vested units	-

Equity-settled share-based payments expenses of $409,280 from PSUs are recognized in profit or loss during the year ended March 31, 2026 (2025: $Nil).

Restricted share units

RSUs granted under the Scheme tied to continuous employment and the achievement of individual employee non-market Key Performance Indicators (KPIs) evaluated at financial year-end. The RSUs utilize a graded vesting structure that releases shares in three equal annual installments over the years ending March 2026, March 2027, and March 2028. Under the defined vesting scale, the actual vested units based on performance outcomes, where participants receive 150% of the target for exceeding expectations, 100% for meeting expectations, and 50% for performing below expectations. Considering the dividend yield being 0% over the life of RSUs, the fair value of RSU is determined to be equal to the share price at grant date, i.e. $17.11 per unit.

Number of unvested RSUs:

RSUs
At April 1, 2023, March 31, 2025 and April 1, 2025	-
Initial awarded	203,743
Awarded based on performance outcomes	12,386
Vested	(73,544)
Forfeited	(18,726)
At March 31, 2026	123,859
At March 31, 2026 – post-Share Consolidation	15,482
- Number of vested units – post-Share Consolidation	9,193

Equity-settled share-based payments expenses of $1,732,489 from RSUs are recognized in profit or loss during the year ended March 31, 2026 (2025: $Nil).

Management shares in connection with acquisition of Matter

In connection with the acquisition of Matter which closed on October 3, 2025, the Company established an equity-settled employee incentive award. Pursuant to the Share Purchase Agreement, the Company reserved a total of 238,752 post-bonus split ordinary shares (“Management Shares”) for Matter’s senior management. These Management Shares vest equally in two tranches over a service timeline of 12 months and 24 months following the acquisition closing date, and vesting is strictly conditional upon the continuous employment or professional engagement of each grantee through those milestone dates. In the event of voluntary resignation or termination for cause prior to a vesting milestone, which is designated as a “Bad Leaver” event, any unvested incentive allocations are immediately forfeited. Considering the dividend yield being 0% over the life of Management Shares, the fair value is determined to be equal to the share price at grant date, i.e. $16.47 per share.

Number of unvested Management Shares:

Incentive Shares
At April 1, 2023, March 31, 2025 and April 1, 2025	-
Awarded	238,752
Forfeited	(63,168)
At March 31, 2026	175,584
At March 31, 2026 – post-Share Consolidation	21,948
- Number of vested Management Shares	-

Equity-settled share-based payments expenses of $1,063,621 from Management Shares are recognized in profit or loss during the year ended March 31, 2026 (2025: $Nil).